Financial Investments - Equity instruments measured at fair value through other comprehensive income (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	$ 1,657
Dividends recognised for equity instruments held at year end	64
Investments required by central institutions
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	848
Dividends recognised for equity instruments held at year end	34
Business facilitation
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	758
Dividends recognised for equity instruments held at year end	21
Others
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	51
Dividends recognised for equity instruments held at year end	$ 9